Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans
NOTE O—EMPLOYEE BENEFIT PLANS
United has a defined benefit retirement plan covering qualified employees. Pension benefits are based on years of service and the average of the employee’s highest five consecutive plan years of basic compensation paid during the ten plan years preceding the date of determination. Contributions by United are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.
In September of 2007, after a recommendation by United’s Pension Committee and approval by United’s Board of Directors, the United Bankshares, Inc. Pension Plan (the “Plan”) was amended to change the participation rules. The decision to change the participation rules for the Plan followed current industry trends, as many large and medium size companies have taken similar steps. The amendment provided that employees hired on or after October 1, 2007, will not be eligible to participate in the Plan. However, new employees will continue to be eligible to participate in United’s Savings and Stock Investment 401(k) plan. This change had no impact on current employees hired prior to October 1, 2007 as they will continue to participate in the Plan, with no change in benefit provisions, and will continue to be eligible to participate in United’s Savings and Stock Investment 401(k) Plan.

Net periodic pension costs, except for service cost, are recognized in employee benefits on the consolidated statements of income. Service cost is recognized in employee compensation. Net consolidated periodic pension cost included the following components:

(Dollars in thousands)	Year Ended December 31,
	2023	2022	2021
Service cost	$1,440	$2,669	$2,936
Interest cost	7,134	4,988	4,241
Expected return on plan assets	(11,762)	(12,942)	(11,874)
Recognized net actuarial loss	3,347	3,645	6,770

Net periodic pension cost (income)	$159	$(1,640)	$2,073

Weighted-Average Assumptions:
Discount rate	5.26%	3.08%	2.81%
Expected return on assets	7.25%	6.25%	6.25%
Rate of compensation increase (prior to age 40)	5.00%	5.00%	5.00%
Rate of compensation increase (ages 40-54)	4.00%	4.00%	4.00%
Rate of compensation increase (otherwise)	3.50%	3.50%	3.50%
Amounts related to the Plan recognized as a component of other comprehensive income were as follows:

(In thousands)	Year Ended December 31,
	2023	2022	2021
Net actuarial gain	$(2,635)	$(2,195)	$(14,286)
Amortization of actuarial loss	(3,347)	(3,645)	(6,770)

Total recognized in other comprehensive income	$(5,982)	$(5,840)	$(21,056)

Included in accumulated other comprehensive income at December 31, 2023 are unrecognized actuarial losses of $32,548,000 ($20,817,000 net of tax) that have not yet been recognized in net periodic pension cost.
The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2023 and 2022 and the accumulated benefit obligation at December 31, 2023 and 2022 are as follows:

(Dollars in thousands)	December 31,
	2023	2022
Change in Projected Benefit Obligation
Projected Benefit Obligation at the Beginning of the Year	$140,609	$192,973
Service Cost	1,440	2,669
Interest Cost	7,134	4,988
Actuarial Loss (Gain)	4,918	(46,617)
Lump Sum Window Payments /Annuity Purchase Payments	(4,546)	(7,312)
Benefits Paid	(6,249)	(6,092)

Projected Benefit Obligation at the End of the Year	$143,306	$140,609
Accumulated Benefit Obligation at the End of the Year	$131,758	$129,927
Change in Plan Assets
Fair Value of Plan Assets at the Beginning of the Year	$165,320	$210,204
Actual Return on Plan Assets	19,315	(31,480)
Lump Sum Window Payments /Annuity Purchase Payments	(4,546)	(7,312)
Benefits Paid	(6,249)	(6,092)

Fair Value of Plan Assets at End of Year	$173,840	$165,320
Net Amount Recognized
Funded Status	$30,534	$24,710
Unrecognized Actuarial Net Loss	32,548	38,530

Net Amount Recognized	$63,082	$63,240

Weighted-Average Assumptions at the End of the Year
Discount Rate	5.07%	5.25%
Rate of compensation Increase (prior to age 40)	5.00%	5.00%
Rate of compensation Increase (ages 40-54)	4.00%	4.00%
Rate of compensation Increase (otherwise)	3.50%	3.50%

Asset allocation for the defined benefit pension plan as of the measurement date, by asset category, is as follows:

Plan Assets	Target Allocation 2024	Allowable Allocation Range	Percentage of Plan Assets at
			December 31, 2023	December 31, 2022
Equity Securities	47%	20-70%	56%	66%
Fixed Income Securities	43%	20-50%	41%	32%
Other	10%	0-25%	3%	2%

Total			100%	100%

Equity securities include United common stock in the amounts of $3,974,000 (4%) at December 31, 2023 and 4,285,000 (4%) at December 31, 2022
.
The policy, as established by the Pension Committee, primarily consisting of United’s Executive Management, is to invest assets based upon the target allocations stated above. The assets are reallocated periodically to meet the above target allocations. The investment policy is reviewed at least annually, subject to the approval of the Pension Committee, to determine if the policy should be changed. Prohibited investments include, but are not limited to, futures contracts, private placements, uncovered options, real estate, the use of margin, short sales, derivatives for speculative purposes, and other investments that are speculative in nature. In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed 10% of the total plan assets, and no more than the 15% of total plan assets is to be invested in any one industry (other than securities of U.S. Government or Agencies). Additionally, no more than 15% of the plan assets is to be invested in foreign securities, both equity and fixed. The expected long-term rate of return for the plan’s total assets is based on the expected return of each of the above categories, weighted based on the median of the target allocation for each class. United uses the corridor approach based on 10% of the greater of the projected benefit obligation and the market-related value of plan assets to amortize actuarial gains and losses.
At December 31, 2023, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year	Amount
(Dollars in thousands)
2024	$6,716
2025	7,122
2026	7,534
2027	7,957
2028	8,407
2029 through 2033	46,050
United did not contribute to the plan in 2023, 2022 or in 2021 as no contributions were required by funding regulations or law. For 2024, no contributions to the plan are required by funding regulations or law. However, United may make a discretionary contribution in 2024, the amount of which cannot be reasonably estimated at this time.
In accordance with ASC Topic 715 and using the guidance contained in ASC Topic 820, the following is a description of the valuation methodologies used to measure the plan assets at fair value.
Cash and Cash Equivalents:
These underlying assets are highly liquid U.S. government obligations. The fair value of cash and cash equivalents approximates cost (Level 1).

Debt Securities
: Securities of the U.S. Government, municipalities, private issuers and corporations are valued at the closing price reported in the active market in which the individual security is traded, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Using a market approach valuation methodology, third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that considers observable market data (Level 2).
Common and Preferred Stock:
These securities are valued at the closing price on the respective stock exchange (Level 1).
Mutual Funds:
Generally, these securities are valued at the closing price reported in the active market in which the individual mutual fund is traded (Level 1).
The following tables present the balances of the plan assets, by fair value hierarchy level, as of December 31, 2023 and 2022:

		Fair Value Measurements at December 31, 2023 Using
(In thousands) Description	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash equivalents	$4,565	$4,565	$0	$0
Fixed Income Debt Securities:
U.S. Government and agencies	20,052	20,052	0	0
Mortgage backed securities	7,440	7,440	0	0
Municipal obligations	1,551	1,551	0	0
Corporate bonds	8,030	8,030	0	0
Fixed Income Mutual Funds:
General	34,083	34,083	0	0
Equity Securities:
Common stock	23,868	23,868	0	0
Equity Mutual Funds:
Domestic equity large cap	29,894	29,894	0	0
Domestic equity small cap	13,256	13,256	0	0
Alternative equity	15,376	15,376
International emerging equity	3,990	3,990	0	0
International equity developed	11,735	11,735	0	0

Total	$173,840	$173,840	$0	$0

		Fair Value Measurements at December 31, 2022 Using
(In thousands) Description	Balance as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and Cash equivalents	$3,384	$3,384	$0	$0
Fixed Income Debt Securities:
U.S. Government and agencies	3,882	3,882	0	0
Fixed Income Mutual Funds:
General	49,107	49,107	0	0
Equity Securities:
Common stock	28,765	28,765	0	0
Equity Mutual Funds:
Global equity	1,953	1,953	0	0
Domestic equity large cap	35,738	35,738	0	0
Domestic equity small cap	15,750	15,750	0	0
Alternative equity	8,277	8,277
International emerging equity	4,925	4,925	0	0
International equity developed	13,539	13,539	0	0

Total	$165,320	$165,320	$0	$0

Common stock investments are diversified amongst various industries with no industry representing more than 5% of the total plan assets.
The United Bankshares, Inc. Savings and Stock Investment Plan (the Plan) is a defined contribution plan under Section 401(k) of the Internal Revenue Code. Each employee of United, who completes ninety (90) days of qualified service, is eligible to participate in the Plan. Each participant may contribute from 1% to 100% of compensation to his/her account, subject to Internal Revenue Service maximum deferral limits. United matches 100% of the first 5% of salary deferred with United stock, subject to certain imposed limitations. Vesting is 100% for employee deferrals and the company match at the time the employee makes his/her deferral. United’s expense relating to the Plan approximated $7,590,000, $8,242,000, and $7,984,000 in 2023, 2022 and 2021, respectively.
The assets of United’s defined benefit plan and 401(k) Plan each include investments in United common stock. At December 31, 2023 and 2022, the combined plan assets included 1,828,171 and 1,662,179 shares, respectively, of United common stock with an approximate fair value of $68,648,000 and $67,302,000, respectively. Dividends paid on United common stock held by the plans approximated $2,468,000, $2,340,000, and $2,060,000 for the years ended December 31, 2023, 2022, and 2021, respectively.
United has certain other supplemental deferred compensation plans covering various key employees. Periodic charges are made to operations so that the liability due each employee is fully recorded as of the date of their retirement. Amounts charged to expense have not been significant in any year.